Expense Example, No Redemption - Class B	Prospectus #1 Delaware Ivy Accumulative Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Accumulative Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Accumulative Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Accumulative Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Expense Example, No Redemption, 10 Years
USD ($)	221	877	1,557	2,880	215	879	1,568	2,926